RELATED PARTY TRANSACTIONS AND AFFILIATED COMPANIES	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS

23.	RELATED PARTY TRANSACTIONS AND AFFILIATED COMPANIES

We transact business with the following related parties and affiliated companies, being companies in which Hemen and companies associated with Hemen have significant influence or control: SFL, Seatankers Management Norway AS, Seatankers Management Co. Ltd, Golden Ocean, Alta Trading UK Limited, Archer Limited, Flex LNG Ltd, Avance Gas and Front Ocean Management AS. We also own interests in TFG Marine and Clean Marine AS (through our interest in FMS Holdco) which are accounted for as equity method investments.

SFL Transactions

SFL was the counterparty to the leases for the 2004-built VLCCs, Front Force and Front Energy, which the Company held as Right-of-use assets at December 31, 2021. In April 2022, the Company announced that its subsidiary Frontline Shipping Limited had agreed with SFL to terminate the long-term charters for these vessels upon the sale and delivery of the vessels by SFL to an unrelated third party. The Company agreed to a total compensation payment to SFL of $4.5 million for the termination of the charters. The charters terminated and the vessels were delivered to the new owners in April 2022. The Company recorded a loss on termination of $0.4 million in the year ended December 31, 2022.

Furthermore, Frontline Shipping Limited ("FSL"), a wholly owned subsidiary of the Company and the chartering counterparty with SFL had agreed to certain dividend restrictions. In order to make or pay any dividend or other distribution to the Company, FSL shall demonstrate a cash buffer of $2.0 million per vessel both prior to and following such payment, and following payment of the next monthly hire due plus any profit share accrued under the agreement. As of December 31, 2022 the cash held by Frontline Shipping Limited, with respect to the leases was nil (2021: $2.0 million, January 1, 2021: $15.6 million), and these amounts were included in "Cash and cash equivalents".
A summary of leasing transactions with SFL in the years ended December 31, 2022 and 2021 are as follows;

(in thousands of $)	2022	2021
Charter hire paid (principal and interest)	1,980	7,830
Lease termination (receipts) payments	4,456	—
Lease interest expense	937	3,895
Contingent rental income	(623)	(3,606)
Remaining lease obligation	—	48,466

Contingent rental income recorded in 2022 was primarily due to the fact that the profit share expense accrued in the lease obligation payable when the leases were recorded at fair value at the time of Frontline's merger with Frontline 2012 Ltd. was $0.6 million higher than the actual profit share expense payable to SFL, as no profit share was payable for the period. The Company recorded contingent rental income of $3.6 million in 2021 primarily due to the fact that the actual profit share expense payable of $0.3 million was $3.6 million less than the amount accrued in the lease obligation payable when the leases were recorded at fair value at the time of the merger between the Company and Frontline 2012 Ltd.

In January 2014, the Company commenced a pooling arrangement with SFL, between two of its Suezmax tankers Front Odin and Front Njord and two SFL vessels Glorycrown and Everbright. In the year ended December 31, 2022, the Company recognized a loss of $0.1 million (2021: $0.3 million gain) in relation to the pooling arrangement which is payable from SFL.

In November 2021, the Company announced that it had entered into an agreement to sell four of its scrubber fitted LR2 tankers for an aggregate sale price of $160.0 million to SFL Tanker Holding Ltd., a company related to Hemen, its largest shareholder. Two vessels were delivered to the new owners in December 2021 and the remaining two vessels were delivered to the new owners in January 2022. After repayment of debt on the vessels, the transaction generated total net cash proceeds of $68.6 million, with net cash proceeds of $35.1 million recorded in the year ended December 31, 2022. The company recorded a gain on sale in relation to the first two vessels of $3.2 million in the year ended December 31, 2021 and a gain of $4.6 million in the year ended December 31, 2022.

Transactions with associated companies

In September 2022, the Company increased its investment in Clean Marine AS through FMS Holdco by $1.5 million. FMS Holdco entered into a sale and purchase agreement with Clue AS for the purchase of Clue's equity share interests in Clean Marine Pte. Ltd. Following the transaction, Frontline owns an effective 43.60% interest in Clean Marine AS which is accounted for under the equity method. As at December 31, 2022, the value of investment in Clean Marine AS was $1.5 million (2021: $0.6 million). In the year ended December 31, 2022, a share of losses of Clean Marine AS of $0.6 million (2021: $nil) was recognized.

The Company accounts for its 15% of the share capital of TFG Marine under the equity method. In the year ended December 31, 2022, a share of profits of TFG Marine of $14.8 million (2021: $0.7 million losses) was recognized. As a result of the losses up to December 31, 2021, the Company advanced a shareholder loan of $1.5 million to TFG Marine in 2021. The Company subsequently converted $0.1 million of the shareholder loan to equity. The Company has also entered into a bunker supply arrangement with TFG Marine, under which it has paid $434.4 million (2021: $240.5 million) to TFG Marine in the year ended December 31, 2022 and $14.8 million (2021: $20.6 million and January 1, 2021: $5.4 million) remains due as of December 31, 2022. The Company has also agreed to provide a $60.0 million guarantee in respect of the performance of its subsidiaries, and two subsidiaries of an affiliate of Hemen, under a bunker supply arrangement with TFG Marine. As of December 31, 2022 and 2021, there are no amounts payable under this guarantee. In addition, should TFG Marine be required to provide a parent company guarantee to its bunker suppliers or finance providers then for any guarantee that is provided by the Trafigura Group and becomes payable, the Company shall pay a pro-rata amount based on its share of the equity in TFG Marine. The maximum liability under this guarantee is $6.0 million and there are no amounts payable under this guarantee as of December 31, 2022 and 2021.

Transactions with other affiliates of Hemen

In June 2016, the Company signed a $275.0 million senior unsecured facility agreement with an affiliate of Hemen, the Company's largest shareholder. As of January 1, 2021, up to $215.0 million remained available and undrawn. In November 2021, the Company extended the terms of the facility by 12 months to May 2023. In the year ended December 31, 2021, the Company drew down $149.7 million under the facility to finance installments for the six VLCCs under construction, the deposits on two 2019 built VLCCs and for general corporate purposes. In November 2022, the Company extended the terms of the facility by 12 months to May 2024 at an interest rate of 8.50% and otherwise on same terms. As of December 31, 2022, $209.7 million (2021: $209.7 million) drawn from this facility has been recorded as long-term debt. In the year ended December 31, 2022, the Company recognized interest expense of $13.3 million (2021: $8.2 million).

In the year ended December 31, 2022, the Company chartered two (2021: five) of its vessels to an affiliate of Hemen. The charters had terms of less than 6 months. The Company recognized revenue of $5.6 million (2021: $2.9 million) in relation to these charters in the year ended December 31, 2022.

Summary

A summary of income (expenses) from related party transactions for the years ended December 31, 2022 and 2021 are as follows:

(in thousands of $)	2022	2021
Seatankers Management Co. Ltd	866	1,810
SFL	3,751	2,555
Golden Ocean	3,061	3,912
Seatankers Management Norway AS	(516)	(461)
Alta Trading UK Limited	5,617	2,942
Seadrill Limited	—	277
Archer Limited	—	143
Flex LNG Ltd	1,242	1,637
Avance Gas	2,191	2,404
TFG Marine	627	786
Front Ocean Management	(1,966)	(252)
Other related parties	9	208

Amounts earned from other related parties comprise office rental income, technical and commercial management fees, newbuilding supervision fees, freights, administrative services and interest income. Amounts paid to related parties comprise primarily rental for office space, support staff costs, corporate administration and guarantee fees.

Related party balances

A summary of balances due from related parties at December 31, 2022 and 2021 and January 1, 2021 is as follows:

(in thousands of $)	December 31, 2022	December 31, 2021	January 1, 2021
SFL	3,505	3,886	4,835
Seatankers Management Co. Ltd	1,368	1,546	3,578
Archer Limited	—	30	88
Golden Ocean	6,964	3,376	2,336
Seadrill Limited	—	625	25
Alta Trading UK Limited	60	280	1,263
Flex LNG Ltd	303	425	366
TFG Marine	28	199	16
Avance Gas	695	737	540
Front Ocean Management	473	402	—
Other related parties	89	170	208
	13,485	11,676	13,255

A summary of balances due to related parties at December 31, 2022, 2021 and January 1, 2021 is as follows:

(in thousands of $)	December 31, 2022	December 31, 2021	January 1, 2021
SFL	6,702	6,878	8,978
Seatankers Management Co. Ltd	351	2,226	3,147
Golden Ocean	8,470	6,016	2,040
Flex LNG Ltd	158	191	143
TFG Marine	14,831	20,605	5,369
Front Ocean Management	286	—	—
Avance Gas	450	334	176
	31,248	36,250	19,853

Transactions with key management personnel

The total amount of the remuneration earned by all directors and key management personnel for their services as follows:

(in thousands of $)	2022	2021
Total remuneration	3,767	784
of which:
Paid in capacity as directors	1,678	377
Other remuneration	2,089	407

The Directors annually review the remuneration of the members of key management personnel. Directors' fees are approved annually at the AGM. No pensions were paid to directors or past directors. No compensation was paid to directors or past directors in respect of loss of office. Total remuneration consists of a fixed and a variable component and can be summarized as follows:

(in thousands of $)	2022	2021
Total fixed remuneration	863	689
of which:
Cost of pension	22	24
Total variable remuneration	2,904	96
of which:
Share based payments	2,679	96

In July 2021, the Company issued 339,000 ordinary shares under its share option scheme at a strike price of $5.70 per share. The shares were issued to John Fredriksen (198,000 shares), Inger M. Klemp (120,000 shares), and Ola Lorentzon (21,000 shares).

In December 2021, the Board of Directors approved the grant of 1,280,000 synthetic options to employees and board members according to the rules of the Company’s synthetic option scheme approved on December 7, 2021. The synthetic options have a five year term expiring in December 2026. The vesting period is 12 months for the first 27.5% of options, 24 months for the next 27.5% of options and 36 months for the final 45% of options. The synthetic options will be settled in cash based on the difference between the market price of the Company’s shares and the exercise price on the date of exercise, and as such, have been classified as a liability.

See Note 5, Note 10, Note 16, Note 18, Note 24 and Note 26 for details regarding other related party transactions and balances.